Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Total Borrowed Funds
Table 68: Borrowed Funds

In billions
2017	$14.4
2018	$12.2
2019	$10.3
2020	$4.6
2021	$2.2
2022 and thereafter	$9.0

Bank Notes, Senior Debt and Subordinated Debt
The following table presents the contractual rates and maturity dates of our FHLB borrowings, senior debt and subordinated debt as of December 31, 2016 and the carrying values as of December 31, 2016 and 2015.
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Table 69: FHLB Borrowings, Senior Debt and Subordinated Debt

	Stated Rate	Maturity	Carrying Value
In millions	2016	2016	2016	2015
Parent Company
Senior debt	2.85%-6.70%	2019-2022	$3,960	$5,265
Subordinated debt	3.90%-6.88%	2017-2024	2,038	2,061
Junior subordinated debt	1.50%	2028	205	205
Subtotal			6,203	7,531
Bank
FHLB (a)	zero-6.50%	2017-2030	17,549	20,108
Senior debt	0.45%-3.30%	2017-2043	19,012	16,033
Subordinated debt	1.32%-6.88%	2017-2025	5,766	6,290
Subtotal			42,327	42,431
Total			$48,530	$49,962
(a)	FHLB borrowings are generally collateralized by residential mortgage loans, other mortgage-related loans and commercial mortgage-backed securities.